Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Operating Lease Right of Use (“ROU”) Assets and Liabilities

The following table sets forth the operating lease right of use (“ROU”) assets and liabilities as of December 31, 2024 and 2023:

	December 31,
	2024	2023
Operating lease assets	$174,365	$277,995
Operating lease liabilities:
Current operating lease liabilities	110,856	89,318
Long term operating lease liabilities	69,094	190,989
Total operating lease liabilities	$179,950	$280,307

Schedule of Lease Payments	. Remaining lease payments as of December 31, 2024 are as follows
Year ending December 31,
2025	116,965
2026	70,179
Total lease payments	187,144
Less: imputed interest	(7,194)
Total	$179,950